EXPENSES BY NATURE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Salaries, short-term incentives, and other benefits	$ 213.7	$ 177.8
Share-based compensation	5.7	4.8
Other	6.4	4.1
Total expenses	$ 225.8	$ 186.7